Financial Instruments (Details) - Schedule of Measured at Fair Value Hierarchy Levels - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Financial assets:
Traded shares	$ 138,446	$ 114,984
Total assets:	138,446	114,984
Financial liabilities:
Liability in respect of warrants	56	69
Contingent consideration in business combination		4,982
Total liabilities	56	5,051
Presented under current liabilities	56	4,982
Presented under non-current liabilities		69
Level 1 [Member]
Financial assets:
Traded shares	138,446	114,984
Total assets:	138,446	114,984
Financial liabilities:
Liability in respect of warrants
Contingent consideration in business combination
Total liabilities
Presented under current liabilities
Presented under non-current liabilities
Level 2 [Member]
Financial assets:
Traded shares
Total assets:
Financial liabilities:
Liability in respect of warrants	56	69
Contingent consideration in business combination		4,982
Total liabilities	56	5,051
Presented under current liabilities	$ 56	4,982
Presented under non-current liabilities		$ 69